Balance Sheet and Reserve Movement of the Company	12 Months Ended
Dec. 31, 2015
Balance sheet and reserve movement of the Company [abstract]
Balance sheet and reserve movement of the Company
35	Balance sheet and reserve movement of the Company

	As at 31 December 2016	As at 31 December 2017
	RMB’000	RMB’000

Assets

Non-current assets
Lease prepayments and other assets	623,455	671,355
Property, plant and equipment	13,191,911	12,618,633
Investment properties	413,943	423,941
Construction in progress	717,294	1,000,924
Investments in subsidiaries	1,445,620	1,673,120
Investments in associates and jointly controlled entities	3,332,354	3,853,209
Deferred income tax assets	99,057	111,929

	19,823,634	20,353,111

Current assets
Inventories	5,374,425	5,971,505
Trade receivables	3,562	2,983
Bills receivable	1,097,011	795,863
Other receivables	49,841	124,875
Prepayments	157,771	211,624
Amounts due from related parties	1,226,943	1,798,138
Cash and cash equivalents	4,421,143	6,268,493
Time deposits with financial institutions	—	2,000,000

	12,330,696	17,173,481

Total assets	32,154,330	37,526,592

Equity and liabilities

Equity attributable to owners of the Company
Share capital	10,800,000	10,814,177
Reserves (a)	13,778,226	17,403,339

Total equity	24,578,226	28,217,516

	As at 31 December 2016	As at 31 December 2017
	RMB’000	RMB’000

Liabilities

Non-current liabilities
Deferred income	—	5,679

	—	5,679

Current liabilities
Borrowings	632,000	518,000
Advance from customers	431,134	400,627
Trade payables	801,804	890,459
Other payables	1,992,421	3,348,432
Amounts due to related parties	3,105,940	3,530,044
Income tax payable	612,805	615,835

	7,576,104	9,303,397

Total liabilities	7,576,104	9,309,076

Total equity and liabilities	32,154,330	37,526,592

The balance sheet of the Company was approved by the Board of Directors on 27 April 2018 and were signed on its behalf.

Wu Haijun	Zhou Meiyun
Chairman and General Manager	Director and Chief Financial Officer

(a)	Reserve movement of the Company

Reserves
RMB’000
(Restatement)

As at 1 January 2016	8,737,101

Employees share option scheme	18,004
Net profit attributable to shareholders of the Company	6,084,908
Other comprehensive income	18,213
Dividends proposed and approved	(1,080,000)

As at 31 December 2016	13,778,226

As at 1 January 2017	13,778,226

Employees share option scheme	51,679
Net profit attributable to shareholders of the Company	6,274,244
Other comprehensive loss	(810)
Dividends proposed and approved	(2,700,000)

As at 31 December 2017	17,403,339